Stock-Based Compensation - Schedule of Statements of Operations and Comprehensive Loss (Details) - Stock-Based Compensation Expense [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Statements of Operations and Comprehensive Loss [Abstract]
Total stock-based compensation expense	$ 1,605	$ 469	$ 10,488	$ 3,067
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Schedule of Statements of Operations and Comprehensive Loss [Abstract]
Total stock-based compensation expense from continuing operations	485	155	3,003	157
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Schedule of Statements of Operations and Comprehensive Loss [Abstract]
Total stock-based compensation expense from continuing operations	654	130	4,867	2,312
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Schedule of Statements of Operations and Comprehensive Loss [Abstract]
Total stock-based compensation expense from continuing operations	$ 466	$ 184	$ 2,618	$ 598